Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Summary of Primary Subsidiaries
These consolidated financial statements include the accounts of the Company and the accounts of its wholly-owned subsidiaries. All subsidiaries have a reporting date of March 31. The Company’s principal subsidiaries are as follows:

		2022	2021
Entity	Jurisdiction	Percentage Ownership	Percentage Ownership

Alithya Canada Inc.	Quebec, Canada	100%	100%
Alithya Consulting Inc.	Quebec, Canada	100%	100%
Alithya Digital Technology Corporation	Ontario, Canada	100%	100%
Alithya France SAS	France	100%	100%
Alithya USA, Inc.	Delaware, USA	100%	100%
Alithya Financial Solutions, Inc.	Delaware, USA	100%	100%
Alithya Ranzal LLC	Delaware, USA	100%	100%
Alithya Zero2Ten, Inc.	Delaware, USA	100%	100%
Alithya Fullscope Solutions, Inc.	Delaware, USA	100%	100%
Matricis Informatique Inc. (a)	Quebec, Canada	100%	100%
Alithya Travercent LLC (a)	Texas, USA	100%	100%
Alithya Askida Consulting Services Inc. (a)	Quebec, Canada	—	100%
Alithya Askida Solutions Inc. (a)	Quebec, Canada	—	100%
Pro2p Services Conseils Inc. (a)	Canada	—	100%
Alithya Solutions Canada Inc. (a)	Canada	100%	100%
Alithya IT Services Inc. (a)	Canada	100%	-
Vitalyst, LLC	Delaware, USA	100%	-
Alithya Numérique Maroc SARLAU	Maroc	100%	-

(a)As at March 31, 2022, those subsidiaries were either liquidated, dissolved, amalgamated or transferred all of their assets and liabilities to other companies of the Group.

Summary of Depreciation Method of Property and Equipment	Property and equipment are recorded at cost and amortized over their estimated useful lives, using the following methods:

	Method	Rates
Furniture, fixtures and equipment	Declining balance	20%
Computer equipment	Declining balance	30%
Leasehold improvements	Straight line	Over the term of the lease

As at	March 31, 2022				March 31, 2021
	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total	Furniture, fixtures & equipment	Computer equipment	Leasehold improvements	Total
	$	$	$	$	$	$	$	$
Cost	1,738	2,889	6,149	10,776	2,333	3,190	5,611	11,134
Additions	56	1,444	219	1,719	553	1,195	1,682	3,430
Additions through business acquisitions (note 3)	79	591	2,120	2,790	—	—	—	—
Disposals / retirements	—	—	—	—	(1,150)	(1,217)	(1,106)	(3,473)
Foreign currency translation adjustment	1	1	6	8	2	(279)	(38)	(315)
Subtotal	1,874	4,925	8,494	15,293	1,738	2,889	6,149	10,776
Accumulated depreciation	111	1,100	1,116	2,327	699	1,752	1,511	3,962
Depreciation expense	337	996	1,235	2,568	381	765	715	1,861
Disposals / retirements	—	—	—	—	(964)	(1,188)	(1,103)	(3,255)
Foreign currency translation adjustment	—	(13)	(1)	(14)	(5)	(229)	(7)	(241)
Subtotal	448	2,083	2,350	4,881	111	1,100	1,116	2,327
Net carrying amount	1,426	2,842	6,144	10,412	1,627	1,789	5,033	8,449

Summary of Amortization Method of Intangible Assets	The Group amortizes its intangible assets using the straight-line method, or a method that reflects the pattern in which the asset’s future economic benefits are expected to be consumed, over their estimated useful lives, as follows :

	Method	Period
Customer relationships	Straight line/ Economic consumption	3 - 10 years or based on the term of the underlying contracts
Non-compete agreements	Straight line	3 - 10 years
Software	Straight line	3 years

As at	March 31, 2022				March 31, 2021
	Customer relationships	Software	Non-compete agreements	Total	Customer relationships	Software	Non-compete agreements	Total
	$	$	$	$	$	$	$	$
Cost	67,720	4,334	6,902	78,956	73,722	4,377	7,530	85,629
Additions, purchased	—	22	—	22	—	7	—	7
Additions through business acquisition (note 3)	78,804	296	—	79,100	—	—	—	—
Additions, internally generated	—	1,339	—	1,339	—	159	—	159
Disposals / retirements	—	(999)	—	(999)	(2,933)	(29)	(237)	(3,199)
Foreign currency translation adjustment	(558)	(3)	(16)	(577)	(3,069)	(180)	(391)	(3,640)
Subtotal	145,966	4,989	6,886	157,841	67,720	4,334	6,902	78,956
Accumulated amortization	38,033	2,471	1,862	42,366	31,970	1,242	613	33,825
Amortization	11,925	1,007	1,353	14,285	8,996	1,258	1,485	11,739
Disposals / retirements	—	(737)	—	(737)	(2,933)	(29)	(236)	(3,198)
Subtotal	49,958	2,741	3,215	55,914	38,033	2,471	1,862	42,366
Net carrying amount	96,008	2,248	3,671	101,927	29,687	1,863	5,040	36,590